Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Disclosure of segment information
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2025	2024	2025	2024
Surgical
Implantables	456	464	876	897
Consumables	777	736	1,489	1,422
Equipment/other	222	223	421	442
Total Surgical net sales	1,455	1,423	2,786	2,761
Vision Care
Contact lenses	692	636	1,380	1,307
Ocular health	430	423	862	858
Total Vision Care net sales	1,122	1,059	2,242	2,165
Total net sales	2,577	2,482	5,028	4,926
Surgical other revenues	—	—	1	—
Vision Care other revenues	19	14	40	29
Total other revenues	19	14	41	29
Total net sales and other revenues	2,596	2,496	5,069	4,955
Segment contribution and reconciliation to income before taxes
The below tables summarize segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated IFRIC agenda decision published in July 2024. The below tables also include a reconciliation of segment contribution to Income before taxes.

	Surgical		Vision Care		Not allocated to segments		Total
	Three months ended June 30		Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2025	2024	2025	2024	2025	2024	2025	2024
Net sales	1,455	1,423	1,122	1,059	—	—	2,577	2,482
Other revenues	—	—	19	14	—	—	19	14
Cost of net sales	(553)	(510)	(416)	(422)	(227)	(176)	(1,196)	(1,108)
Cost of other revenues	—	—	(12)	(14)	—	—	(12)	(14)
Selling, general & administration	(372)	(368)	(415)	(390)	(83)	(79)	(870)	(837)
Research & development	(152)	(142)	(90)	(67)	(3)	(11)	(245)	(220)
Other income	—	—	—	—	5	5	5	5
Other expense	—	—	—	—	(31)	(4)	(31)	(4)
Segment contribution and Operating income	378	403	208	180	(339)	(265)	247	318
Interest expense					(51)	(50)	(51)	(50)
Other financial income & expense					4	12	4	12
Share of (loss) from associated companies					(1)	—	(1)	—
Income before taxes							199	280

	Surgical		Vision Care		Not allocated to segments		Total
	Six months ended June 30		Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2025	2024	2025	2024	2025	2024	2025	2024
Net sales	2,786	2,761	2,242	2,165	—	—	5,028	4,926
Other revenues	1	—	40	29	—	—	41	29
Cost of net sales	(1,049)	(980)	(813)	(838)	(405)	(353)	(2,267)	(2,171)
Cost of other revenues	(1)	—	(30)	(28)	—	—	(31)	(28)
Selling, general & administration	(728)	(720)	(788)	(758)	(167)	(161)	(1,683)	(1,639)
Research & development	(295)	(272)	(162)	(132)	(10)	(15)	(467)	(419)
Other income	—	—	—	—	154	11	154	11
Other expense	—	—	—	—	(60)	(23)	(60)	(23)
Segment contribution and Operating income	714	789	489	438	(488)	(541)	715	686
Interest expense					(100)	(95)	(100)	(95)
Other financial income & expense					13	24	13	24
Share of (loss) from associated companies					(15)	—	(15)	—
Income before taxes							613	615

Disclosure of net sales by region
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2025		2024		2025		2024
United States	1,160	45%	1,141	46%	2,297	46%	2,290	46%
International	1,417	55%	1,341	54%	2,731	54%	2,636	54%
Net sales	2,577	100%	2,482	100%	5,028	100%	4,926	100%
(1)     Net sales by location of third-party customer.